Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Change in Contract with Customer, Liability [Abstract]
Schedule of Disaggregation of Revenue

	Year ended December 31,
	2022	2021
Revenue from contract with customers:
Customized design services	$1,836	$1,621
Sale of batteries	2,346	1,151

Total revenue from contract with customers	4,182	2,772
Other revenue – government grant	227	—

Total revenue	$4,409	$2,772